Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.39%
Communication services: 11.60%
Entertainment: 9.05%
Live Nation Entertainment, Inc.†	113,689	$14,722,726
Nintendo Co. Ltd. ADR	499,639	7,309,719
Roblox Corp. Class A†	265,762	15,376,989
Spotify Technology SA†	14,951	6,688,778
TKO Group Holdings, Inc. Class A†	84,071	11,947,330
		56,045,542
Media: 2.55%
Trade Desk, Inc. Class A†	134,072	15,757,482
Consumer discretionary: 12.94%
Broadline retail: 1.33%
MercadoLibre, Inc.†	4,842	8,233,530
Hotels, restaurants & leisure: 6.44%
DoorDash, Inc. Class A†	56,750	9,519,813
DraftKings, Inc. Class A†	287,636	10,700,059
Hyatt Hotels Corp. Class A	57,867	9,083,962
Viking Holdings Ltd.†	135,608	5,974,888
Wingstop, Inc.	16,091	4,573,062
		39,851,784
Household durables: 1.21%
PulteGroup, Inc.	68,583	7,468,689
Specialty retail: 2.29%
Burlington Stores, Inc.†	49,725	14,174,609
Textiles, apparel & luxury goods: 1.67%
Deckers Outdoor Corp.†	51,003	10,358,199
Energy: 0.70%
Oil, gas & consumable fuels: 0.70%
Cameco Corp.	84,463	4,340,553
Financials: 9.60%
Capital markets: 5.48%
Morningstar, Inc.	35,460	11,941,510
Robinhood Markets, Inc. Class A†	316,713	11,800,726
Tradeweb Markets, Inc. Class A	77,643	10,165,021
		33,907,257
Financial services: 2.81%
Adyen NV ADR†	671,616	9,845,891
Toast, Inc. Class A†	207,138	7,550,180
		17,396,071
See accompanying notes to portfolio of investments
Allspring Mid Cap Growth Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Insurance: 1.31%
Allstate Corp.	42,135	$8,123,207
Health care: 10.32%
Biotechnology: 3.98%
Argenx SE ADR†	8,282	5,093,430
Natera, Inc.†	112,056	17,738,465
Vaxcyte, Inc.†	22,114	1,810,252
		24,642,147
Health care equipment & supplies: 3.16%
Inspire Medical Systems, Inc.†	45,470	8,429,228
Penumbra, Inc.†	47,012	11,164,410
		19,593,638
Health care providers & services: 0.98%
Tenet Healthcare Corp.†	47,887	6,044,776
Life sciences tools & services: 2.20%
Bio-Techne Corp.	81,817	5,893,279
Repligen Corp.†	53,648	7,722,093
		13,615,372
Industrials: 24.44%
Aerospace & defense: 4.23%
Axon Enterprise, Inc.†	28,201	16,760,418
Curtiss-Wright Corp.	26,493	9,401,571
		26,161,989
Commercial services & supplies: 6.67%
RB Global, Inc.	100,009	9,021,812
Rollins, Inc.	211,402	9,798,483
Tetra Tech, Inc.	289,337	11,527,186
Waste Connections, Inc.	63,620	10,915,919
		41,263,400
Construction & engineering: 1.58%
Sterling Infrastructure, Inc.†	57,954	9,762,351
Electrical equipment: 2.92%
Vertiv Holdings Co. Class A	159,267	18,094,324
Ground transportation: 1.92%
Saia, Inc.†	26,077	11,884,071
Machinery: 1.38%
RBC Bearings, Inc.†	28,640	8,567,370
Professional services: 1.14%
Parsons Corp.†	76,836	7,088,121
See accompanying notes to portfolio of investments
2 | Allspring Mid Cap Growth Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Trading companies & distributors: 4.60%
Applied Industrial Technologies, Inc.	58,549	$14,020,729
SiteOne Landscape Supply, Inc.†	53,764	7,084,483
Watsco, Inc.	15,498	7,344,347
		28,449,559
Information technology: 24.92%
Electronic equipment, instruments & components: 3.10%
Novanta, Inc.†	51,437	7,858,030
Zebra Technologies Corp. Class A†	29,409	11,358,344
		19,216,374
IT services: 6.37%
Gartner, Inc.†	35,948	17,415,727
Globant SA†	49,604	10,636,090
MongoDB, Inc. Class A†	48,812	11,363,922
		39,415,739
Semiconductors & semiconductor equipment: 3.50%
Monolithic Power Systems, Inc.	23,213	13,735,132
Onto Innovation, Inc.†	47,535	7,922,659
		21,657,791
Software: 11.95%
AppLovin Corp. Class A†	32,580	10,550,381
CCC Intelligent Solutions Holdings, Inc.†	703,192	8,248,442
Crowdstrike Holdings, Inc. Class A†	22,601	7,733,158
Datadog, Inc. Class A†	113,643	16,238,448
Fair Isaac Corp.†	5,749	11,445,857
Monday.com Ltd.†	19,242	4,530,337
Samsara, Inc. Class A†	109,490	4,783,618
Tyler Technologies, Inc.†	18,122	10,449,870
		73,980,111
Materials: 2.84%
Construction materials: 1.76%
Vulcan Materials Co.	42,280	10,875,685
Metals & mining: 1.08%
Carpenter Technology Corp.	39,313	6,671,809
Utilities: 2.03%
Independent power and renewable electricity producers: 2.03%
Vistra Corp.	91,169	12,569,470
Total common stocks (Cost $449,236,779)		615,211,020
See accompanying notes to portfolio of investments
Allspring Mid Cap Growth Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.78%
Investment companies: 0.78%
Allspring Government Money Market Fund Select Class♠∞		4.42%	4,854,352	$4,854,352
Total short-term investments (Cost $4,854,352)				4,854,352
Total investments in securities (Cost $454,091,131)	100.17%			620,065,372
Other assets and liabilities, net	(0.17)			(1,049,736)
Total net assets	100.00%			$619,015,636

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,789,725	$42,655,359	$(42,590,732)	$0	$0	$4,854,352	4,854,352	$49,015
See accompanying notes to portfolio of investments
4 | Allspring Mid Cap Growth Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Mid Cap Growth Fund | 5

Notes to portfolio of investments—December 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$71,803,024	$0	$0	$71,803,024
Consumer discretionary	80,086,811	0	0	80,086,811
Energy	4,340,553	0	0	4,340,553
Financials	59,426,535	0	0	59,426,535
Health care	63,895,933	0	0	63,895,933
Industrials	151,271,185	0	0	151,271,185
Information technology	154,270,015	0	0	154,270,015
Materials	17,547,494	0	0	17,547,494
Utilities	12,569,470	0	0	12,569,470
Short-term investments
Investment companies	4,854,352	0	0	4,854,352
Total assets	$620,065,372	$0	$0	$620,065,372
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Mid Cap Growth Fund